Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
BORROWINGS

NOTE 10 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Short-term loans from a related party	$13,780	$90,024
Short-term loans from third-party individuals	688,404	403,030
Total short-term borrowings	$702,184	$493,054

Short-term borrowings included loans from various individuals that are unsecured. As of March 31, 2025 and 2024, short-term loans from a related party represented the unsecured loan of $13,780 and $90,024, respectively, that the Company borrowed from Jun Zheng which have no fixed repayment term and bear interest of 6%. Short-term loans from third-party individuals represented the unsecured loans of $688,404 and $403,030 the Company borrowed from several unaffiliated individuals as of March 31, 2025 and 2024, with loan terms from March 24, 2024 to March 23, 2025 and interest rate of 6%.

As of March 31, 2025 and 2024, the total amount of these loans was $702,184 and $493,054, respectively. The Company recorded interest expenses of $15,431 and $17,073 on these short-term loans for the years ended March 31, 2025 and 2024, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Car loans
Current portion	$8,781	$7,479
Non-current portion	-	20,181
Total car loans	$8,781	$27,660

	As of March 31,
	2025	2024
Bank loans
Current portion	$-	$13,850
Non-current portion	96,264	96,948
Total long-term bank loans	$96,264	$110,798

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of March 31, 2025 and 2024, the total amount of these loans was $96,264 and $110,798, respectively. The Company recorded interest expenses for the bank loan of $5,808 and $6,106 for the years ended March 31, 2025 and 2024, respectively.

As of March 31, 2025 and 2024, one car loan of $Nil and $27,660, respectively, at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028, which was terminated on the date of disposal of the car (Note - 6). The car was pledged as collateral for the loan until full settlement. The Company recorded interest expenses for the car loan of $449 and $1,356 for the years ended March 31, 2025 and 2024, respectively.

Future loan payments as of March 31, 2025 is as follows:

	RMB	USD

One year	5,159,259	$710,965
Two years	698,556	96,264
Total payment	5,857,815	$807,229